Cash flow information	12 Months Ended
Jun. 30, 2026
Statement of cash flows [abstract]
Cash flow information	Cash flow information

(in U.S. dollars, in thousands)	As of June 30,
(a) Reconciliation of cash and cash equivalents	2026	2025	2024
Cash at bank	47,390	161,158	62,563
Deposits at call	55,524	393	397
	102,914	161,551	62,960

(in U.S. dollars, in thousands)	For the year ended June 30,
(b) Reconciliation of net cash flows used in operations with loss after income tax	2026	2025	2024
Loss for the period	(57,500)	(102,142)	(87,956)
Add/(deduct) net loss for non-cash items as follows:
Finance costs	23,709	22,901	22,792
Equity settled share-based payment	14,873	22,088	5,870
Remeasurement of contingent consideration	(12,057)	14,887	9,693
Depreciation and amortization	8,585	6,400	4,666
Other costs of finance classified as financing activities	2,724	—	—
Disposal of acquired licenses	1,360	—	—
Foreign exchange (gains)/losses	(1,160)	23	78
Remeasurement of warrant liabilities	(859)	4,962	(779)
Gain on derecognition of lease	(388)	—	—
Loss on derecognition of sublease	85	—	—
Deferred tax benefit	613	330	(191)
Restructure of short-term incentive	—	6,711	—
Adjustment for pre-launch inventory	—	(23,072)	—
Change in operating assets and liabilities:
(Increase)/decrease in trade and other receivables	(42,826)	5,021	(15,466)
(Increase)/decrease in inventory	(6,022)	826	—
(Increase)/decrease in prepayments	(2,875)	(3,018)	807
Increase/(decrease) in trade and other payables	25,687	11,780	(12,378)
Increase/(decrease) in provisions	2,221	(18,919)	22,916
Decrease/(increase) in tax assets	—	1,268	1,490
Net cash outflows used in operations	(43,830)	(49,954)	(48,458)